Cover	Jan. 03, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE
Document Period End Date	Jan. 03, 2024
Entity File Number	000-30991
Entity Registrant Name	SKINOVATION PHARMACEUTICAL INCORPORATED
Entity Central Index Key	0001118072
Entity Tax Identification Number	87-0458170
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2157 S. Lincoln Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84106
City Area Code	(801)
Local Phone Number	323-2395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
No Trading Symbol Flag	true
Preferred stock, par value $0.001
Title of 12(b) Security	Preferred stock, par value $0.001
No Trading Symbol Flag	true